Financial Instruments and Risk Management (Market Risk - Interest Rate Profile) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Fixed rate instruments [Member]
Disclosure of financial instruments by type of interest rate [Line Items]
Financial assets	$ 151	$ 88
Financial liabilities	(1,728)	(1,800)
Total financial instruments, net	(1,577)	(1,712)
Variable rate instruments [Member]
Disclosure of financial instruments by type of interest rate [Line Items]
Financial assets	128	97
Financial liabilities	(714)	(1,428)
Total financial instruments, net	$ (586)	$ (1,331)